Financial Statement Schedule I (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
STATEMENTS OF COMPREHENSIVE INCOME(LOSS)
Net income (loss)	$ 45,564,936	$ (195,155,097)	$ (90,903,374)
Other comprehensive income (net of tax of nil):
Foreign currency translation adjustment	1,877,848	5,505,067	17,111,083
Comprehensive income (loss) attributable to Canadian Solar Inc.	34,774,860	(190,228,872)	(73,710,434)
Parent Company
STATEMENTS OF COMPREHENSIVE INCOME(LOSS)
Net income (loss)	31,659,276	(195,468,691)	(90,804,200)
Other comprehensive income (net of tax of nil):
Foreign currency translation adjustment	3,115,584	5,239,819	17,093,766
Comprehensive income (loss) attributable to Canadian Solar Inc.	$ 34,774,860	$ (190,228,872)	$ (73,710,434)